Mar. 29, 2018
Angel Oak High Yield Opportunities Fund
Angel Oak High Yield Opportunities Fund
Angel Oak High Yield Opportunities Fund

Class A | Class T | Class C | Institutional Class

Supplement to the
 Summary Prospectus

and

Prospectus

each dated May 31, 2017,

as previously supplemented

a series of Angel Oak Funds Trust

March 29, 2018

Effective April 1, 2018, the Angel Oak High Yield Opportunities Fund’s primary comparison benchmark index will be the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.